NOTE 10 - SEGMENT INFORMATION (Tables)	9 Months Ended
May 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
	Nine Months Ended May 31,	April 2, 2018 (Inception) to August 31,
	2019	2018
Sales Revenues
Online commerce and services	$ -	$ -
Offline sales distribution	2,681,255	-
Total sales revenues	$ 2,681,255	$ -

Income (loss) from operations
Online commerce and services	$ (1,759,462)	$ (1,045,225)
Offline sales distribution	(1,140,049)	(2,53,973)
Total income (loss) from operations	$ (2,899,511)	$ (1,299,958)